Loss Per Class A and Class B Ordinary Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings per share [abstract]
Schedule of Weighted Average Number of Ordinary Shares
(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
	Number of	Number of
	shares	shares
	‘000	‘000
Issued Class A and Class B ordinary shares as of January 1	105,614	826,214
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders	12,807	—
Effect of ordinary shares issued(1)	—	30,191
Effect of Class A ordinary shares surrendered	—	*
Effect of ordinary shares deemed to be in issue(2)	1,036	50,451
Weighted average number of Class A and Class B ordinary shares for the period	119,457	906,856

Note:

(1)	As disclosed in Note 20, during the six months ended June 30, 2025, the Company issued 60,000,000 Class A ordinary shares to its share depositary bank to be used to settle vested RSUs and share options upon their exercise. These Class A ordinary shares are legally issued and outstanding but are treated as shares held for the 2018 Share Plan for accounting purposes. As of June 30, 2025, 35,980,422 Class A ordinary shares had been used to settle the aforesaid vested RSUs and share options, and the remaining 24,019,578 Class A ordinary shares have been excluded from the computation of loss per Class A and Class B ordinary shares.
(2)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

(i)Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
	Number of	Number of	Number of
	shares	shares	shares
	’000	’000	’000
Issued Class A and Class B ordinary shares as of January 1	103,850	103,850	105,614
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	12,807
Effect of ordinary shares issued	897	894	34,990
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	—	—	16,350
Effect of Class A and Class B ordinary shares converted from preferred shares	—	—	100,188
Effect of ordinary shares repurchased	(332)	—	—
Effect of ordinary shares deemed to be in issue*	—	—	24,701
Weighted average number of Class A and Class B ordinary shares for the year	117,222	117,551	294,650

Note:

*	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

Schedule of Earnings Per Share

(ii)  Calculations of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(881,700)	(791,517)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	119,457	906,856
Basic loss per Class A and Class B ordinary share (in RMB)	(7.38)	(0.87)

(ii)Calculations of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
Loss for the year (in RMB’000)	(1,298,496)	(1,949,101)	(2,516,808)
Deemed distribution to a preferred shareholder (in RMB’000) (Note 27(ii))	—	(32,767)	—
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(1,298,496)	(1,981,868)	(2,516,808)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	117,222	117,551	294,650
Basic loss per Class A and Class B ordinary share (in RMB)	(11.08)	(16.86)	(8.54)